Note 6 - Allowance for Loan Losses - Segregated by Impairment Methodology (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ending allowance balance, individually evaluated for impairment	$ 1,417,731	$ 1,826,684	$ 3,434,772
Ending allowance balance, collectively evaluated for impairment	5,859,075	5,680,824	5,488,521
Ending allowance balance	7,276,806	7,507,508	8,923,293	$ 8,603,905
Ending loan balance, individually evaluated for impairment	20,216,023	21,661,519	26,457,339
Ending loan balance, collectively evaluated for impairment	761,811,345	743,622,336	727,826,224
Loans	782,027,368	765,283,855	754,283,563
Commercial [Member] | Commercial and Agricultural Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	6,264
Ending allowance balance, collectively evaluated for impairment	363,300	446,675	456,197
Ending allowance balance	369,564	446,675	456,197	855,364
Ending loan balance, individually evaluated for impairment	83,309	77,599	6,671
Ending loan balance, collectively evaluated for impairment	57,327,164	48,044,664	47,018,207
Loans	57,410,473	48,122,263	47,024,878
Commercial [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	1,275,837	1,712,557	3,021,943
Ending allowance balance, collectively evaluated for impairment	3,273,273	2,161,402	2,729,055
Ending allowance balance	4,549,110	3,873,959	5,750,998	3,850,527
Ending loan balance, individually evaluated for impairment	15,413,112	18,010,035	22,422,451
Ending loan balance, collectively evaluated for impairment	358,120,450	333,161,633	326,667,580
Loans	373,533,562	351,171,668	349,090,031
Agricultural [Member] | Commercial and Agricultural Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	0
Ending allowance balance, collectively evaluated for impairment	248,250	185,904	167,692
Ending allowance balance	248,250	185,904	167,692	203,091
Ending loan balance, individually evaluated for impairment	27,031	5,121
Ending loan balance, collectively evaluated for impairment	16,771,712	16,437,460	17,079,579
Loans	16,798,743	16,442,581	17,079,579
Commercial Construction [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	38,930	65,635	21,135
Ending allowance balance, collectively evaluated for impairment	75,944	1,150,380	301,590
Ending allowance balance	114,874	1,216,015	322,725	690,766
Ending loan balance, individually evaluated for impairment	467,384	493,067	72,296
Ending loan balance, collectively evaluated for impairment	47,381,370	44,720,893	30,286,066
Loans	47,848,754	45,213,960	30,358,362
Residential Construction [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	0
Ending allowance balance, collectively evaluated for impairment	16,530		13,491
Ending allowance balance	16,530		13,491	19,890
Ending loan balance, individually evaluated for impairment	0
Ending loan balance, collectively evaluated for impairment	12,499,744	8,583,446	11,830,447
Loans	12,499,744	8,583,446	11,830,447
Residential [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	60,716	27,123	362,522
Ending allowance balance, collectively evaluated for impairment	1,120,336	940,978	1,033,577
Ending allowance balance	1,181,052	968,101	1,396,099	1,990,355
Ending loan balance, individually evaluated for impairment	2,067,906	2,040,125	2,911,874
Ending loan balance, collectively evaluated for impairment	185,646,466	192,008,820	192,668,093
Loans	187,714,372	194,048,945	195,579,967
Farmland [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	35,984	21,369	29,172
Ending allowance balance, collectively evaluated for impairment	665,565	758,162	693,159
Ending allowance balance	701,549	779,531	722,331	911,692
Ending loan balance, individually evaluated for impairment	2,157,281	1,035,572	1,044,047
Ending loan balance, collectively evaluated for impairment	60,551,717	66,732,083	65,833,150
Loans	62,708,998	67,767,655	66,877,197
Consumer [Member] | Consumer and Other Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	0
Ending allowance balance, collectively evaluated for impairment	86,113	33,993	80,265
Ending allowance balance	86,113	33,993	80,265	63,377
Ending loan balance, individually evaluated for impairment	0
Ending loan balance, collectively evaluated for impairment	18,485,199	18,956,028	19,695,241
Loans	18,485,199	18,956,028	19,695,241
Other [Member] | Consumer and Other Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	0
Ending allowance balance, collectively evaluated for impairment	9,764	3,330	13,495
Ending allowance balance	9,764	3,330	13,495	$ 18,843
Ending loan balance, individually evaluated for impairment	0
Ending loan balance, collectively evaluated for impairment	5,027,523	14,977,309	16,747,861
Loans	$ 5,027,523	$ 14,977,309	$ 16,747,861